Long-Term Debt (Summary of Long-Term Debt, Revolving Credit Facilities, Outstanding Borrowings and Available Capacity) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Debt issuance costs	$ (137)	$ (125)
Classification as liabilities held for sale (5)	(696)	0
Amount due within one year	(234)	(676)
Long Term Debt, Adjustments	(1,067)	(801)
Long-Term Debt	18,173	17,689
Interest expense	110	109
Gas Utilities and Infrastructure
Debt Instrument [Line Items]
Long-term debt	2,279	2,339
Other Electric Utilities
Debt Instrument [Line Items]
Long-term debt	416	422
Other
Debt Instrument [Line Items]
Long-term debt	7,464	6,189
NSPI | Canadian Electric Utilities
Debt Instrument [Line Items]
Long-term debt	$ 3,361	$ 3,886
Fixed to floating subordinated notes | Other
Debt Instrument [Line Items]
Weighted average interest rate	6.75%	6.75%
Maturity	2076
Long-term debt	$ 1,727	$ 1,587
Commercial Paper | NSPI | Canadian Electric Utilities
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2029
Long-term debt	$ 177	$ 721
Senior unsecured notes | Florida Electric Utility
Debt Instrument [Line Items]
Weighted average interest rate	4.36%	4.61%
Maturity	2029 - 2051
Long-term debt	$ 5,720	$ 5,654
Senior unsecured notes | Other
Debt Instrument [Line Items]
Weighted average interest rate	3.99%	3.65%
Maturity	2026 - 2046
Long-term debt	$ 3,525	$ 3,637
Senior unsecured notes | PGS | Gas Utilities and Infrastructure
Debt Instrument [Line Items]
Weighted average interest rate	5.63%	5.63%
Maturity	2028 - 2053
Long-term debt	$ 1,331	$ 1,223
Senior unsecured notes | NMGC | Gas Utilities and Infrastructure
Debt Instrument [Line Items]
Weighted average interest rate	3.78%	3.78%
Maturity	2026 - 2051
Long-term debt	$ 698	$ 642
Senior unsecured notes | NMGI | Gas Utilities and Infrastructure
Debt Instrument [Line Items]
Weighted average interest rate		3.64%
Maturity	2024
Long-term debt	$ 0	$ 198
Senior unsecured notes | NSPI | Canadian Electric Utilities
Debt Instrument [Line Items]
Weighted average interest rate	5.12%	5.13%
Maturity	2025 - 2097
Long-term debt	$ 3,184	$ 3,165
Senior unsecured notes | Other
Debt Instrument [Line Items]
Weighted average interest rate	4.84%	4.84%
Maturity	2030
Long-term debt	$ 500	$ 500
Unsecured loan notes | Other Electric Utilities
Debt Instrument [Line Items]
Weighted average interest rate	4.06%	4.78%
Maturity	2025 - 2028
Long-term debt	$ 143	$ 121
Unsecured loan notes | Other
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2026 - 2029
Long-term debt	$ 992	$ 465
Unsecured loan notes | NMGC | Gas Utilities and Infrastructure
Debt Instrument [Line Items]
Interest Rate Terms		Variable
Maturity	2024
Long-term debt	$ 0	$ 30
Unsecured loan notes | Other Electric Utilities
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2025 - 2027
Long-term debt	$ 104	$ 104
Secured loan notes | EBP | Gas Utilities and Infrastructure
Debt Instrument [Line Items]
Interest Rate Terms	Variable	Variable
Maturity	2028
Long-term debt	$ 250	$ 246
Secured senior notes and debentures | Other Electric Utilities
Debt Instrument [Line Items]
Weighted average interest rate	2.38%	3.06%
Maturity	2026 - 2040
Long-term debt	$ 169	$ 197
Junior subordinated notes | Other
Debt Instrument [Line Items]
Weighted average interest rate	7.63%	0.00%
Maturity	2054
Long-term debt	$ 720	$ 0